INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedules of inventories and inventory impairment charges

	Gold		Copper
	As at December 31, 2022	As at December 31, 2021	As at December 31, 2022	As at December 31, 2021
Raw materials
Ore in stockpiles	$2,809	$2,587	$150	$174
Ore on leach pads	641	663	—	—
Mine operating supplies	704	593	59	79
Work in process	138	108	—	—
Finished products	89	76	10	90
	$4,381	$4,027	$219	$343
Non-current ore in stockpiles and on leach pads[1]	(2,669)	(2,462)	(150)	(174)
	$1,712	$1,565	$69	$169
[1]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2022	2021
Veladero	42	—
Carlin	33	—
Lumwana	19	—
Cortez	10	22
Inventory impairment charges	$104	$22

Ore in Stockpiles	As at December 31, 2022	As at December 31, 2021
Gold
Carlin	$1,129	$986
Pueblo Viejo	712	674
Turquoise Ridge	354	405
Loulo-Gounkoto	175	161
North Mara	165	93
Cortez	104	81
Phoenix	78	73
Veladero	40	51
Porgera	30	30
Tongon	20	33
Bulyanhulu	2	—
Copper
Lumwana	150	174
	$2,959	$2,761

Ore on Leach pads	As at December 31, 2022	As at December 31, 2021
Gold
Veladero	$238	$196
Carlin	196	209
Cortez	112	113
Turquoise Ridge	37	41
Long Canyon	32	77
Phoenix	26	23
Pierina	—	4
	$641	$663